Note 5 - Right-of-use Assets and Lease Liabilities - Remaining Payments For Operating Lease (Details)	Dec. 31, 2020 CAD ($)
Statement Line Items [Line Items]
2021	$ 240,420
Not later than one year [member]
Statement Line Items [Line Items]
2021	192,336
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
2021	48,084
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
2021
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
2021	0
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
2021	$ 0